Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VL and

Ameritas Variable Separate Account VA

("Separate Accounts")

Supplement to:

Executive Select, Regent 2000,

and Allocator 2000 Annuity

Prospectuses Dated May 1, 2007

Designer Annuity

Prospectus Dated May 1, 2010

Allocator 2000

Prospectus Dated September 1, 2010

Supplement Dated May 1, 2016

1. Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio, Class I-2	Long-term capital appreciation.
Alger Mid Cap Growth Portfolio, Class I-2	Long-term capital appreciation.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
Calvert VP SRI Mid Cap Growth Portfolio – New Amsterdam Partners LLC	Long-term capital appreciation.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP Portfolio, Class A – Northern Trust Investments, Inc. ("NTI")	To replicate, as closely as possible, the S&P 500® Index. **
Deutsche Small Cap Index VIP Portfolio, Class A – NTI	To replicate, as closely as possible, the Russell 2000® Index.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Service Class 2 (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Service Class 2 (2,3)	Index: S&P 500® Index. **
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,3)	Current income.
Fidelity® VIP High Income Portfolio, Service Class 2 (2,3)	Income and growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Templeton Investment Counsel, LLC
Templeton Foreign VIP Fund, Class 2	Long-term capital growth.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

IN 1967 5-16

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Oppenheimer Variable Account Funds	OFI Global Asset Management, Inc.
Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks total return.
Oppenheimer Main Street® Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
VanEck VIP Trust	Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund, Initial Class (named Van Eck VIP Global Hard Assets Fund prior to May 1, 2016)	Long-term capital appreciation by investing primarily in hard asset securities. Income is secondary.

*	These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2015.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 1967 5-16